INCOME TAX AND DEFERRED TAX ASSETS - Income tax benefit and Provision for Income Tax (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
INCOME TAX AND DEFERRED TAX ASSETS
Deferred tax adjustment	$ (5,321)
Total income tax	$ (5,321)